Nature of Operations and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and Basis of Presentation
Note 1. Nature of Operations and Basis of Presentation
Organization and Principal Activities
Semnur Pharmaceuticals, Inc. (“Semnur” or the “Company” prior to the consummation of the Business Combination (as defined below) and now known as “Semnur, Inc.”) was formed in 2013 and became a wholly owned subsidiary of Scilex Holding Company (“Scilex”) in 2019. The Company is a late clinical stage specialty pharmaceutical company focused on the development and commercialization of novel non-opioid pain therapies. The Company is currently developing one product candidate, SP-102 (10 mg, dexamethasone sodium phosphate viscous gel), a novel, viscous gel formulation of a widely used corticosteroid for epidural injections to treat lumbosacral radicular pain, or sciatica, for which the Company has completed a pivotal Phase 3 study (“SP-102” or “SEMDEXA”). Since inception, the Company has devoted all of its efforts to the development of SP-102 and operates in one segment. The Company is a Delaware corporation and is headquartered in Palo Alto, California.
Business Combination
On August 30, 2024, the Company entered into an agreement and plan of merger (as it may be amended or restated from time to time in accordance with its terms, including by Amendment No. 1 to Agreement and Plan of Merger, dated as of April 16, 2025 (the “Amendment No. 1 to Merger Agreement”) and Amendment No.2 to Agreement and Plan of Merger, dated as of July 22, 2025 (“Amendment No. 2 to Merger Agreement”), the “Merger Agreement”) with Denali Capital Acquisition Corp., a Cayman Islands corporation and special purpose acquisition company (“Denali” or the “SPAC”), and Denali Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of Denali (the “Merger Sub”). The proposed merger and business combination contemplated by the Merger Agreement (the “Business Combination”) would result in a publicly traded biopharma company (“New Semnur”) and further provide funding for the Company for use in the development of SP-102, with Scilex expected to be the majority holder of the Company following completion of the proposed Business Combination.
On September 22, 2025, Denali consummated the Business Combination pursuant to the terms of the Merger Agreement with the Company and Merger Sub (the “Closing”). Pursuant to the Merger Agreement, Denali acquired all of the issued and outstanding equity interests of Legacy Semnur. Additionally, pursuant to the terms of the Debt Exchange Agreement (see Note 7), all existing related party indebtedness between the Company and Scilex, totaling $54,236,058, was contributed by Scilex to the Company in exchange for an aggregate 5,423,606 shares of Series A Preferred Stock. At the effective time of the Business Combination (the “Effective Time”), such shares were exchanged for 5,423,606 shares of New Semnur Series A Preferred Stock and 542,361 shares of New Semnur Common Stock. In connection with the completion of the Business Combination, Denali was renamed to, and will operate as, “Semnur Pharmaceuticals, Inc.” The New Semnur Common Stock and New Semnur Warrants began trading on the OTC Markets under the new ticker symbol “SMNR” and “SMNRW”, respectively, on September 23, 2025.
The Business Combination was accounted for as a reverse recapitalization. Because Scilex controlled Semnur before the Business Combination and will also control New Semnur following the Business Combination, Denali was treated as the “acquired” company for financial reporting purposes. Accordingly, the Business Combination was treated as the equivalent of Semnur issuing stock for the net assets of Denali, accompanied by a recapitalization whereby the net assets of Denali will be stated at historical cost and no goodwill or other intangible assets are recorded.
The Company’s legal, accounting and other fees directly attributable to the Business Combination were deferred and capitalized within other current assets on the balance sheets. Total costs deferred and capitalized in relation to the Business Combination as of June 30, 2025 and December 31, 2024 were $8.3 million and $6.0 million, respectively.
Basis of Presentation
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include all adjustments necessary for the fair presentation of the Company’s financial position for the periods presented.
These unaudited interim condensed financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, include all adjustments of a normal recurring nature necessary to present fairly, in all material respects, the Company’s financial position, results of operations and cash flows. These unaudited condensed financial statements should be read in conjunction with the financial statements for the year ended December 31, 2024. Operating results for the six-month periods presented are not necessarily indicative of the results that may be expected for the Company’s 2025 fiscal year, or any subsequent period.
Carve-Out Method
Since 2019, the Company has operated as a wholly owned subsidiary of Scilex and the Company’s financial results have been historically included in Scilex’s consolidated financial results. Standalone financial statements have not previously been prepared for the Company. Accordingly, these separate financial statements have been extracted from the accounting records of Scilex.
The accompanying financial statements reflect assets, liabilities, and expenses that are directly attributable to the Company, including the assets, liabilities, and expenses of the SP-102 development program. The assets and liabilities excluded from the accompanying financial statements consist of:
Cash held by Scilex to fund the Company’s operations. Scilex uses a centralized approach to cash management and financing of its operations and those of its subsidiaries. Accordingly, only the cash and cash equivalents residing in the Company’s bank accounts and legally owned by the Company have been reflected in these financial statements.
Other assets and liabilities at Scilex which are not directly related to, or are not specifically owned by, or are not commitments, of the Company, including certain fixed assets, intangible assets, and leases shared by the Company with other business operations of Scilex.
Third-party debt held by Scilex and the related interest expense have not been allocated to the financial statements as the Company was not the legal obligor of the third-party debt and Scilex’s borrowings were not directly attributable to the Company. To fund the Company’s operating cash flow needs, Scilex made payments on behalf of the Company directly to vendors during the six months ended June 30, 2025 and 2024 totaling $2.5 million and $3.1 million, respectively. Additionally, allocated non-cash stock-based compensation expenses during the six months ended June 30, 2025 and 2024 were $0.2 million and $0.4 million, respectively. These amounts do not carry interest, and are not expected to be settled through transfer of cash or other assets by the Company. On August 30, 2024, the Company and Scilex entered into a Contribution and Satisfaction of Indebtedness Agreement (the “Debt Exchange Agreement”) in connection with the planned settlement of these amounts. Given these amounts are a form of indebtedness, as acknowledged by the parties under the Debt Exchange Agreement, they are presented as a related party loan in the historical financial statements. See the section titled “
Debt Exchange Agreement
” in Note 7 titled “Related Parties” for additional details.
The Company’s operating expenses consisted of both research and development (“R&D”) and general and administrative (“G&A”) expenses. R&D expenses directly related to the Company, including third-party costs of conducting studies and clinical trials for the SP-102 product candidate, were entirely attributed to the Company in the accompanying financial statements. R&D salaries, wages, benefits, and stock-based compensation related to Scilex’s equity incentive plans were allocated to the Company based on the estimated percentage of time certain Scilex R&D employees spent on the SP-102 program.

The Company also received services and support from other functions of Scilex. The Company’s operations are dependent upon the ability of these other functions to provide these services and support. The costs associated with these services and support were allocated to the Company based on the estimated percentage of time certain Scilex employees spent supporting the SP-102 program. These allocated costs were primarily related to corporate administrative expenses, G&A employee related costs, including salaries, stock-based compensation related to Scilex’s equity incentive plans, and other benefits for corporate employees, as well as other expenses for shared assets for the following functional groups: information technology, legal, accounting and finance, facilities, and other corporate and infrastructural services. These allocated costs were recorded as R&D expenses and G&A expenses in the statements of operations.
The Company believes the assumptions and allocations underlying the accompanying financial statements were reasonable and appropriate under the circumstances. Nevertheless, the Company’s financial statements may not include all of the actual expenses that would have been incurred had the Company operated as a standalone company during the periods presented and may not reflect the results of operations, financial position and cash flows had the Company operated as a standalone company during the periods presented. Actual costs that would have been incurred if the Company had operated as a standalone company would depend on multiple factors, including organizational structure and strategic decisions made in various areas, including information technology and infrastructure. The Company also may have incurred additional costs associated with being a standalone, publicly listed company that were not included in the expense allocations and, therefore, would result in additional costs that are not reflected in its historical results of operations, financial position and cash flows.
Forward Stock Split
On August 30, 2024, the Company’s board of directors approved an amendment to its Amended and Restated Certificate of Incorporation to (a) increase the authorized number of shares of all classes of the Company’s stock to 245,000,000 shares, consisting (i) 200,000,000 shares of common stock, par value $0.00001 per share, and (ii) 45,000,000 shares of preferred stock, par value $0.00001 per share; (b) effect a 160,000-for-1 forward stock split of all outstanding shares of the Company’s common stock (the “Forward Split”); and (c) establish the authorization for issuance of shares of preferred stock designation in series. The Forward Stock Split proportionally increased the number of all issued and outstanding shares of the Company’s common stock from 1,000 to 160,000,000 and did not change the par value per share. All equity-related information including per share amounts for all periods presented within these financial statements have been adjusted retroactively, where applicable, to reflect the Forward Split. During the preparation of the financial statements for the quarter ended March 31, 2025, the Company identified an immaterial clerical error in the number of authorized shares reported on the face of the audited balance sheet in the annual financial statements for the years ended December 31, 2024 and 2023. The number of authorized shares of the Company’s common stock and preferred stock as of December 31, 2024 were incorrectly stated due to a typographical error; however, the dollar amounts presented, and the related disclosures in the notes to the financial statements, were accurate and correctly reflected the number of shares authorized. The Company has corrected this error in the accompanying unaudited balance sheet as of June 30, 2025. Management has concluded that this error was not material to the Company’s previously issued financial statements and therefore does not affect the reliability of the prior period financial statements.
Use of Estimates
The preparation of these unaudited condensed financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of operating expenses during the reporting period. These estimates include, but are not limited to, fair value of financial instruments, useful lives of property and equipment, certain assumptions used to calculate the fair value of Scilex stock option awards, as well as the percentage of time certain Scilex employees spent supporting the Company’s SP-102 program, which is used to calculate the amount of operating expenses allocated from Scilex as discussed in the
“Carve-Out Method”
section above.

Significant Accounting Policies
There have been no significant changes to the Company’s significant accounting policies during the six months ended June 30, 2025, as compared to those described in Note 3 of the notes to the annual financial statements for the years ended December 31, 2024 and 2023.
Recently Issued Accounting Pronouncements
There have been no significant changes to the Company’s discussion of recently issued accounting pronouncements during the six months ended June 30, 2025, as compared to those described in Note 3 of the notes to the annual financial statements for the years ended December 31, 2024 and 2023.

Note 1. Nature of Operations and Basis of Presentation
Organization and Principal Activities
Semnur Pharmaceuticals, Inc. (“Semnur” or the “Company”) was formed in 2013 and became a wholly owned subsidiary of Scilex Holding Company (“Scilex”) in 2019. The Company is a late clinical stage specialty pharmaceutical company focused on the development and commercialization of novel non-opioid pain therapies. The Company is currently developing one product candidate, SP-102 (10 mg, dexamethasone sodium phosphate viscous gel), a novel, viscous gel formulation of a widely used corticosteroid for epidural injections to treat lumbosacral radicular pain, or sciatica, for which the Company has completed a pivotal Phase 3 study (“SP-102” or “SEMDEXA”). Since inception, the Company has devoted all of its efforts to the development of SP-102 and operates in one segment. The Company is a Delaware corporation and is headquartered in Palo Alto, California.
On August 30, 2024, the Company entered into an agreement and plan of merger (as it may be amended or restated from time to time in accordance with its terms, including by Amendment No. 1 to Agreement and Plan of Merger, dated as of April 16, 2025 (the “Merger Agreement Amendment”), the “Merger Agreement”) with Denali Capital Acquisition Corp., a Cayman Islands corporation and special purpose acquisition company (“Denali” or the “SPAC”), and Denali Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of Denali (the “Merger Sub”). The proposed merger and business combination contemplated by the Merger Agreement (the “Business Combination”) would result in a publicly traded biopharma company (“New Semnur”) and further provide funding for the Company for use in the development of SP-102, with Scilex expected to be the majority holder of the Company following completion of the proposed Business Combination.
Pursuant to the terms of the Merger Agreement, (i) prior to the effective time of the Business Combination, Denali will change its jurisdiction of incorporation by deregistering as a Cayman Islands exempted company and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware (the “Domestication”) and (ii) at the time the Business Combination becomes effective, and following the Domestication, Merger Sub will merge with and into the Company, with the Company continuing as the surviving entity and wholly owned subsidiary of Denali. The Business Combination is expected to close during the second quarter of 2025, after the required approval by Denali’s shareholders and the satisfaction or waiver of certain other conditions.
Basis of Presentation
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include all adjustments necessary for the fair presentation of the Company’s financial position for the periods presented.
Carve-Out Method
Since 2019, the Company has operated as a wholly owned subsidiary of Scilex and the Company’s financial results have been historically included in Scilex’s consolidated financial results. Standalone financial statements have not previously been prepared for the Company. Accordingly, these separate financial statements have been extracted from the accounting records of Scilex.
The accompanying financial statements reflect assets, liabilities, and expenses that are directly attributable to the Company, including the assets, liabilities, and expenses of the SP-102 development program. The assets and liabilities excluded from the accompanying financial statements consist of:

•
Cash held by Scilex to fund the Company’s operations. Scilex uses a centralized approach to cash management and financing of its operations and those of its subsidiaries. Accordingly, only the cash and cash equivalents residing in the Company’s bank accounts and legally owned by the Company have been reflected in these financial statements.

•
Other assets and liabilities at Scilex which are not directly related to, or are not specifically owned by, or are not commitments, of the Company, including certain fixed assets, intangible assets, and leases shared by the Company with other business operations of Scilex.

•
Third-party debt held by Scilex and the related interest expense have not been allocated to the financial statements as the Company was not the legal obligor of the third-party debt and Scilex’s borrowings were not directly attributable to the Company. To fund the Company’s operating cash flow needs, Scilex made payments on behalf of the Company directly to vendors during the years ended December 31, 2024 and 2023 totaling $10.9 million and $1.7 million, respectively. Additionally, allocated non-cash stock-based compensation expenses during the years ended December 31, 2024 and 2023 were $0.7 million and $0.9 million, respectively. These amounts do not carry interest, and are not expected to be settled through transfer of cash or other assets by the Company. On August 30, 2024, the Company and Scilex entered into a Contribution and Satisfaction of Indebtedness Agreement (the “Debt Exchange Agreement”) in connection with the planned settlement of these amounts. Given these amounts are a form of indebtedness, as acknowledged by the parties under the Debt Exchange Agreement, they are presented as a related party loan in the historical financial statements. See the section titled “
Debt Exchange Agreement
” in Note 9 titled “
Related Parties
” for additional details.

The Company’s operating expenses consisted of both research and development (“R&D”) and general and administrative (“G&A”) expenses. R&D expenses directly related to the Company, including third-party costs of conducting studies and clinical trials for the SP-102 product candidate, were entirely attributed to the Company in the accompanying financial statements. R&D salaries, wages, benefits, and stock-based compensation related to Scilex’s equity incentive plans were allocated to the Company based on the estimated percentage of time certain Scilex R&D employees spent on the SP-102 program.
The Company also received services and support from other functions of Scilex. The Company’s operations are dependent upon the ability of these other functions to provide these services and support. The costs associated with these services and support were allocated to the Company based on the estimated percentage of time certain Scilex employees spent supporting the SP-102 program. These allocated costs were primarily related to corporate administrative expenses, G&A employee related costs, including salaries, stock-based compensation related to Scilex’s equity incentive plans, and other benefits for corporate employees, as well as other expenses for shared assets for the following functional groups: information technology, legal, accounting and finance, facilities, and other corporate and infrastructural services. These allocated costs were recorded as R&D expenses and G&A expenses in the statements of operations.
The Company believes the assumptions and allocations underlying the accompanying financial statements were reasonable and appropriate under the circumstances. Nevertheless, the Company’s financial statements may not include all of the actual expenses that would have been incurred had the Company operated as a standalone company during the periods presented and may not reflect the results of operations, financial position and cash flows had the Company operated as a standalone company during the periods presented. Actual costs that would have been incurred if the Company had operated as a standalone company would depend on multiple factors, including organizational structure and strategic decisions made in various areas, including information technology and infrastructure. The Company also may have incurred additional costs associated with being a standalone, publicly listed company that were not included in the expense allocations and, therefore, would result in additional costs that are not reflected in its historical results of operations, financial position and cash flows.
Forward Stock Split
On August 30, 2024, the Company’s board of directors approved an amendment to its Amended and Restated Certificate of Incorporation to (a) increase the authorized number of shares of all classes of the Company’s stock to 245,000,00 shares, consisting (i) 200,000,000 shares of common stock, par value $0.00001 per share, and (ii) 45,000,000 shares of preferred stock, par value $0.00001 per share; (b) effect a 160,000-for-1 forward stock split of all outstanding shares of the Company’s common stock (the “Forward Split”); and (c) establish the authorization for issuance of shares of preferred stock designation in series. The Forward Stock Split proportionally increased the number of all issued and outstanding shares of the Company’s common stock from 1,000 to 160,000,000 and did not change the par value per share.
All equity-related information including per share amounts for all periods presented within these financial statements have been adjusted retroactively, where applicable, to refl
ect the Forward Stock Split.